ASSETS AND LIABILITIES HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ASSETS AND LIABILITIES HELD FOR SALE
Proceeds received for transfer of stake with assets	R$ 365,000
Main assets and liabilities classified as held for sale
Total Assets	R$ 289,871,330	R$ 267,057,654
Consrcio Energtico Cruzeiro do Sul
ASSETS AND LIABILITIES HELD FOR SALE
Ownership interest transferred (in percent)	49.00%
Colider HPP Concession Assets
ASSETS AND LIABILITIES HELD FOR SALE
Percentage of equity interest /Percentage of participation	100.00%
Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	R$ 4,502,102	3,187,141
Total liabilities	194,454	274,464
Chapada Piau I | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		70,561
Chapada Piau II | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		151,411
Candiota | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		30,977
Lago Azul Transmisso S.A. | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	7,407
Consrcio Energtico Cruzeiro do Sul | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	596,664
Total liabilities	109,502
Mata de Santa Genebra Transmisso S.A | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	635,000
Thermal projects | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	3,263,031	2,934,192
Total liabilities	R$ 84,952	R$ 274,464
Mata de Santa Genebra Transmisso S.A.
ASSETS AND LIABILITIES HELD FOR SALE
Ownership interest transferred (in percent)	49.90%